Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (10,595,457)	$ (12,031,115)
Foreign	165,618	399,721
Net loss before provision for income taxes	$ (10,429,839)	$ (11,631,394)